Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following is the major category of liabilities measured at fair value on a recurring basis as of September 30, 2016, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (level 3)

	Fair Value Measurements at September 30, 2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Carrying Value
Derivative liabilities – debt	$-	$-	$375,875	$375,875
Less: current portion	-	-	332,517	332,517
Long-term portion	$-	$-	$43,358	$43358